FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Assets and Liabilities by Currencies (Details) Bs. in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 BOB (Bs.)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CLP ($)
Assets and liabilities by currencies [Abstract]
Total monetary assets	S/ 256,088,940,000				S/ 238,840,188,000
Total monetary liabilities	(221,111,706,000)				(205,733,123,000)
Gains (losses) on net monetary position	7,167,024,000				(1,998,924,000)
Total position in currency derivatives	(5,997,596,000)				2,252,730,000
Net monetary position with effect on consolidated statement of income	1,169,428,000				253,806,000
Net monetary position with effect on equity	3,046,197,000				3,109,418,000
Net monetary position	S/ 4,215,625,000				S/ 3,363,224,000
Foreign exchange rate for buying and selling	3.764	962.7	901.3	425.7	3.709	860.3	961.9	380.9
Monetary Assets [Member]
Assets and liabilities by currencies [Abstract]
Total monetary assets	S/ 94,131,428,000				S/ 77,883,262,000
Monetary Liabilities [Member]
Assets and liabilities by currencies [Abstract]
Total monetary liabilities	(86,964,404,000)				(79,882,186,000)
US Dollars [Member]
Assets and liabilities by currencies [Abstract]
Gains (losses) on net monetary position	6,836,775,000				(2,391,977,000)
Total position in currency derivatives	(6,142,485,000)				2,622,188,000
Net monetary position with effect on consolidated statement of income	694,290,000				230,211,000
Net monetary position with effect on equity	754,769,000				904,434,000
Net monetary position	1,449,059,000				1,134,645,000
US Dollars [Member] | Monetary Assets [Member]
Assets and liabilities by currencies [Abstract]
Total monetary assets	93,696,321,000				77,387,709,000
US Dollars [Member] | Monetary Liabilities [Member]
Assets and liabilities by currencies [Abstract]
Total monetary liabilities	(86,859,546,000)				(79,779,686,000)
Other Currencies [Member]
Assets and liabilities by currencies [Abstract]
Gains (losses) on net monetary position	330,249,000				393,053,000
Total position in currency derivatives	144,889,000				(369,458,000)
Net monetary position with effect on consolidated statement of income	475,138,000				23,595,000
Net monetary position with effect on equity	2,291,428,000				2,204,984,000
Net monetary position	2,766,566,000				2,228,579,000
Other Currencies [Member] | Monetary Assets [Member]
Assets and liabilities by currencies [Abstract]
Total monetary assets	435,107,000				495,553,000
Other Currencies [Member] | Monetary Liabilities [Member]
Assets and liabilities by currencies [Abstract]
Total monetary liabilities	S/ (104,858,000)				S/ (102,500,000)